Fort Pitt Capital Total Return Fund
SCHEDULE OF INVESTMENTS
July 31, 2020 (Unaudited)

COMMON STOCKS - 96.93%	Shares	Value
Apparel Manufacturing - 2.79%
VF Corp.	31,600	$1,907,376

Broadcasting (except Internet) - 2.07%
Walt Disney Co.	12,100	1,414,974

Chemical Manufacturing - 11.39%
Abbott Laboratories	38,000	3,824,320
RPM International, Inc.	30,450	2,484,416
Westlake Chemical Corp.	27,000	1,471,500
		7,780,236
Computer and Electronic Product Manufacturing - 19.98%
Intel Corp.	49,100	2,343,543
Texas Instruments, Inc.	30,000	3,826,500
Thermo Fisher Scientific, Inc.	3,900	1,614,405
Western Digital Corp.	62,567	2,696,638
Xilinx, Inc.	29,550	3,172,192
		13,653,278
Credit Intermediation and Related Activities - 7.62%
Bank of New York Mellon Corp.	52,100	1,867,785
PNC Financial Services Group, Inc.	20,500	2,186,735
Synchrony Financial	52,000	1,150,760
		5,205,280
Fabricated Metal Product Manufacturing - 3.39%
Parker-Hannifin Corp.	12,950	2,317,014

General Merchandise Stores - 1.60%
Target Corp.	8,700	1,095,156

Insurance Carriers and Related Activities - 7.44%
Arthur J. Gallagher & Co.	35,000	3,762,150
Loews Corp.	36,350	1,323,504
		5,085,654
Machinery Manufacturing - 3.20%
II-VI, Inc. *	43,150	2,188,568

Miscellaneous Manufacturing - 8.92%
Medtronic PLC #	26,900	2,595,312
Rockwell Automation, Inc.	16,050	3,501,147
		6,096,459
Paper Manufacturing - 4.39%
Kimberly-Clark Corp.	19,750	3,002,790

Petroleum and Coal Products Manufacturing - 1.87%
BP PLC - ADR	58,000	1,278,320

Publishing Industries (except Internet) - 6.75%
Microsoft Corp.	22,500	4,612,725

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.54%
Charles Schwab Corp.	52,400	1,737,060

Telecommunications - 6.66%
AT&T, Inc.	66,800	1,975,944
Verizon Communications, Inc.	44,800	2,575,104
		4,551,048
Transportation Equipment Manufacturing - 4.00%
Honeywell International, Inc.	18,300	2,733,471

Utilities - 2.32%
Kinder Morgan, Inc.	112,193	1,581,921
TOTAL COMMON STOCKS (Cost $37,540,887)		66,241,330

MONEY MARKET FUND - 2.94%
Money Market Fund - 2.94%
Invesco STIT-Government & Agency Portfolio - Institutional Class, 0.07% †	2,007,721	2,007,721
TOTAL MONEY MARKET FUND (Cost $2,007,721)		2,007,721

Total Investments (Cost $39,548,608) - 99.87%		68,249,051
Other Assets in Excess of Liabilities - 0.13%		85,419
TOTAL NET ASSETS - 100.00%		$68,334,470

* Non-income producing security.
# U.S. traded security of a foreign issuer.
† Rate shown is the 7-day annualized yield at July 31, 2020.
ADR - American Depository Receipt

Fort Pitt Capital Total Return Fund
Summary of Fair Value Disclosure at July 31, 2020 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2020:

Fort Pitt Capital Total Return Fund	Level 1	Level 2	Level 3	Total

Common Stocks
Finance and Insurance	$10,704,490	$-	$-	$10,704,490
Information	10,578,747	-	-	10,578,747
Manufacturing	42,281,016	-	-	42,281,016
Retail Trade	1,095,156	-	-	1,095,156
Utilities	1,581,921	-	-	1,581,921
Total Common Stocks	66,241,330	-	-	66,241,330
Money Market Fund	2,007,721	-	-	2,007,721
Total Investments	$68,249,051	$-	$-	$68,249,051

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification. For the period ended July 31, 2020, the Fund did not recognize any transfers to or from Level 3.